Organization and Principal Activities (Details) - Schedule of the Company’s Subsidiaries	6 Months Ended
Feb. 29, 2024
Meta Data Limited (“Mata Data”) [Member]
Schedule of the Company’s subsidiaries [Line Items]
Date of incorporation	Mar. 10, 2017
Place of incorporation	Cayman
Percentage of ownership	100.00%
Principal activities	Holding company
Metaverse Information Technology Limited (“Metaverse BVI”) [Member]
Schedule of the Company’s subsidiaries [Line Items]
Date of incorporation	Dec. 16, 2021
Place of incorporation	BVI
Percentage of ownership	100.00%
Principal activities	Holding company
Metaverse Digital Technology Co. Limited (“Metaverse Digital”) [Member]
Schedule of the Company’s subsidiaries [Line Items]
Date of incorporation	Jan. 11, 2022
Place of incorporation	U.S.A.
Percentage of ownership	100.00%
Principal activities	Digital Service
Metaverse Information Technology Limited (“Metaverse HK”) [Member]
Schedule of the Company’s subsidiaries [Line Items]
Date of incorporation	Jan. 24, 2022
Place of incorporation	Hong Kong
Percentage of ownership	100.00%
Principal activities	Artificial intelligent education service and Artificial intelligent universe IAAS service